Note 2: Summary of Significant Accounting Practices: Intangible Assets - Legal and Contractual - Rights: Schedule of Oil and Gas Rights (Details) (USD $)	Aug. 31, 2013	May 31, 2013
Details
Acquisitions/Work in Progress	$ 643,500	$ 643,500
Capitalized as Fixed Assets	(107,250)	(107,250)
Forfeitures during the period	0	0
Impairments during the period	0	0
Oil and Gas Leases, End of period	$ 536,250	$ 536,250